VY JPMorgan Small Cap Core Equity Portfolio Investment Strategy - VY JPMorgan Small Cap Core Equity Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-capitalization companies. For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”). For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes or other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”). The market capitalization of companies within the Index will change with market conditions. As of December 31, 2024, the market capitalization of companies within the Index ranged from $8.2 million to $14.8 billion. Market capitalization is the total market value of a company’s shares. The Portfolio may also invest up to 20% of its total assets in foreign (non-U.S.) securities. These investments may take the form of depositary receipts. Depositary receipts are receipts issued by a bank or a trust company reflecting ownership of underlying securities issued by foreign companies. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock. Although the Portfolio intends to invest primarily in equity securities, under normal circumstances, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use derivatives, including but not limited to, futures contracts, options, and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management, and to increase the Portfolio’s return. The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The sub-adviser (the “Sub-Adviser”) uses a multi-style approach, under which two separate teams of portfolio managers select assets for the Portfolio in complementary styles. One team employs a fundamental bottom-up investment process. The second team employs a process that combines a proprietary stock ranking system with a fundamental overlay. The sector and stock weightings of the investments selected will vary from weightings of the Index only within limits established by the investment team. In managing the Portfolio, the Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Sub-Adviser looks for quality companies, which appear to be attractively valued and have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the Sub-Adviser seeks to assess the impact of environmental, social, and governance (“ESG”) factors on many issuers in the universe in which the Portfolio may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Portfolio’s investment objective, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals. The Sub-Adviser a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-capitalization companies.